LONG-TERM DEBT AND LINES OF CREDIT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Debt
As of March 31, 2025 and December 31, 2024, long-term debt consisted of the following:

	March 31, 2025	December 31, 2024

	(in thousands)

2.650% senior notes due February 15, 2025	$—	$999,791
1.200% senior notes due March 1, 2026	1,098,243	1,097,764
4.800% senior notes due April 1, 2026	761,300	764,125
2.150% senior notes due January 15, 2027	747,759	747,447
4.950% senior notes due August 15, 2027	497,670	497,425
4.450% senior notes due June 1, 2028	463,914	465,012
3.200% senior notes due August 15, 2029	1,243,109	1,242,715
5.300% senior notes due August 15, 2029	496,937	496,762
2.900% senior notes due May 15, 2030	994,001	993,708
2.900% senior notes due November 15, 2031	744,443	744,233
5.400% senior notes due August 15, 2032	743,936	743,730
4.150% senior notes due August 15, 2049	741,304	741,215
5.950% senior notes due August 15, 2052	739,075	738,975
4.875% senior notes due March 17, 2031	857,957	820,952
1.000% convertible notes due August 15, 2029	1,463,828	1,461,761
1.500% convertible notes due March 1, 2031	1,971,784	1,970,577
Revolving credit facility	1,528,000	1,500,000
Commercial paper notes	868,773	—
Finance lease liabilities	11,947	10,921
Other borrowings	29,745	30,312
Total long-term debt	16,003,725	16,067,425
Less current portion	1,107,760	1,008,750
Long-term debt, excluding current portion	$14,895,965	$15,058,675

As of December 31, 2024 and 2023, long-term debt consisted of the following:

	December 31, 2024	December 31, 2023

	(in thousands)

Long-term Debt
1.500% senior notes due November 15, 2024	$—	$499,143
2.650% senior notes due February 15, 2025	999,791	998,172
1.200% senior notes due March 1, 2026	1,097,764	1,095,848
4.800% senior notes due April 1, 2026	764,125	775,425
2.150% senior notes due January 15, 2027	747,447	746,196
4.950% senior notes due August 15, 2027	497,425	496,444
4.450% senior notes due June 1, 2028	465,012	469,406
3.200% senior notes due August 15, 2029	1,242,715	1,241,169
5.300% senior notes due August 15, 2029	496,762	496,063
2.900% senior notes due May 15, 2030	993,708	992,537
2.900% senior notes due November 15, 2031	744,233	743,394
5.400% senior notes due August 15, 2032	743,730	742,908
4.150% senior notes due August 15, 2049	741,215	740,860
5.950% senior notes due August 15, 2052	738,975	738,576
4.875% senior notes due March 17, 2031	820,952	873,747
1.000% convertible senior notes due August 15, 2029	1,461,761	1,453,493
1.500% convertible senior notes due March 1, 2031	1,970,577	—
Revolving credit facility	1,500,000	1,570,000
Commercial paper notes	—	1,371,639
Finance lease liabilities	10,921	15,626
Other borrowings	30,312	26,615
Total long-term debt	16,067,425	16,087,261
Less current portion	1,008,750	512,580
Long-term debt, excluding current portion	$15,058,675	$15,574,681

Schedule of Maturities of Long-Term Debt
At March 31, 2025, future maturities of long-term debt (excluding finance lease liabilities) are as follows by year (in thousands):

Year Ending December 31,

2025	$2,316
2026	1,861,023
2027	3,649,235
2028	463,142
2029	3,250,130
2030	1,000,671
2031 and thereafter	5,865,304
Total	$16,091,821

At December 31, 2024, future maturities of long-term debt (excluding finance lease liabilities) are as follows by year (in thousands):

Year ending December 31,
2025	$1,003,007
2026	1,860,900
2027	2,752,462
2028	463,142
2029	3,250,130
2030 and thereafter	6,828,951
Total	$16,158,592